Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Employee Share Options
The following table sets forth the changes in the number of outstanding options and the weighted average exercise prices:

	Average exercise price per share option (RMB)	Number of options (in ’000)
Outstanding as of January 1, 2021	74.22	21,460

Forfeited during the year	91.64	(1,702)
Exercised during the year	41.43	(1,937)

As of December 31, 2021	76.12	17,821

Exercised during the period	20.28	(2,821)
As of December 31, 2022	86.62	15,000

Exercised during the period	8.00	(181)

As of December 31, 2023	87.58	14,819

Summary of Options at Different Exercise Price	The following table sets forth the outstanding share options as of December 31, 2023 by different exercise price:

Number of options (in ’000)
Exercise price per share option (RMB)
8.00	354
50.00	3,738
98.06	7,905
118.00	2,822

14,819

Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Employee Share Options
The following table sets forth the changes in the number of PSUs and weighted average exercise prices:

	Weighted average grant day fair value (RMB)	Number of units (in ’000)
Outstanding as of January 1, 2021	140.87	1,958

Granted during the year	82.60	1,590
Exercised during the year	141.69	(283)
Forfeited and other change during the year	152.70	(223)
Outstanding as of December 31, 2021	109.47	3,042

Granted during the year	60.78	40
Exercised during the year	112.47	(402)
Forfeited and other change during the year	286.29	(325)
Outstanding as of December 31, 2022	83.73	2,355

Granted during the year	8.90	32
Exercised during the year	431.02	(172)
Forfeited and other change during the year	147.31	(119)

Outstanding as of December 31, 2023	50.48	2,096

Summary of Options Granted Priced Using Binomial Option Pricing Model	The following table sets forth the key assumptions used in the Monte Carlo Simulation model for the share units granted during the years ended December 31, 2022 and 2023.

	PSUs granted in Year ended December 31,
	2021	2022	2023
Risk-free rate	0.94%-1.70%	1.36%-3.37%	5.06%
Expected volatility rate	55.40%-59.70%	55.40%-60.05%	61.38%
Expected dividend yield	0.00%-3.00%	0.00%-3.01%	4.12%